Consolidated Statements Of Total Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax benefit on adjustment for funded status of pension and postretirement benefit plans	$ 15,660	$ 9,100	$ 15,315
Tax benefit on amortization of terminated value of forward starting interest rate swap agreements into interest expense	381	355	331
Cash dividends declared per common share	$ 1.6	$ 1.6	$ 1.6
Total Shareholders' Equity [Member]
Tax benefit on adjustment for funded status of pension and postretirement benefit plans	15,660	9,100	15,315
Tax benefit on amortization of terminated value of forward starting interest rate swap agreements into interest expense	381	355	331
Cash dividends declared per common share	$ 1.6	$ 1.6	$ 1.6
Accumulated Other Comprehensive Earnings/(Loss) [Member]
Tax benefit on adjustment for funded status of pension and postretirement benefit plans	15,660	9,100	15,315
Tax benefit on amortization of terminated value of forward starting interest rate swap agreements into interest expense	$ 381	$ 355	$ 331
Retained Earnings [Member]
Cash dividends declared per common share	$ 1.6	$ 1.6	$ 1.6